FBL Money
Market Fund, Inc.

SEMI-ANNUAL REPORT
JANUARY 31, 1997

INVESTMENT MANAGER AND
PRINCIPAL UNDERWRITER

FBL INVESTMENT ADVISORY
SERVICES, INC.

5400 UNIVERSITY AVENUE
WEST DES MOINES, IA 50266

1-800-247-4170 (OUTSIDE IOWA)
1-800-422-3175 (IN IOWA)
      225-5586 (DES MOINES)

This report is not to be distributed
unless preceded or accompanied by
a prospectus.

FARM BUREAU MUTUAL FUNDS
5400 UNIVERSITY AVENUE
WEST DES MOINES, IOWA 50266

[LOGO]
FARM BUREAU
FINANCIAL SERVICES
LIVING BESIDE YOU. WORKING FOR YOU. (R)


737-127 (97)



PRESIDENT'S LETTER

Dear Shareholder,

Although short-term interest rates did not change much during 1996, expectations about such changes gyrated wildly. The year began with a 25 basis-point drop in the Federal funds rate to 5.25% with the feeling there would be another rate drop during the spring. Yet, on Good Friday, a surprisingly low unemployment figure was released providing incentive for the Federal Reserve to hold interest rates steady. In July, another surprise unemployment release, this time a strong one, ratcheted interest rates higher in anticipation of a rate increase.

However, as the year progressed, the temperature cooled and so did the expectations for a rate increase. Economic figures showed that this was a "Goldilocks economy", that is, everything was just right. The United States economy appeared to be fine in this long running expansion, and the voters returned President Clinton to office to continue the moderate growth pattern of the country. There were some concerns that the stock market was displaying "irrational exuberance", as Chairman Greenspan called it, with regard to the dizzying heights that stock valuations were reaching throughout the year.

Looking ahead, the spread between the 90-day Treasury bill and the 2-year Treasury note is almost 1%, which is wider than normal, indicating the markets anticipate a rate increase by the Federal Reserve sometime this spring. Whether markets gyrate due to interest rate movements or stock market activity, the FBL Money Market Fund strives to maintain liquidity, safety of principal and diversification for its shareholders.



                                              /s/ EDWARD M. WIEDERSTEIN
                                              EDWARD M. WIEDERSTEIN
                                              PRESIDENT


March 17, 1997



FBL MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997
(UNAUDITED)


ASSETS
Investments in securities, at value
     (equivalent to amortized cost) ...........................      $23,927,479
Cash ..........................................................           63,998
Receivables:
 Due from FBL Investment Advisory Services, Inc. ..............            9,793
 Accrued interest .............................................           16,149
                                                                     -----------
Total Assets ..................................................      $24,017,419
                                                                     ===========

LIABILITIES AND NET ASSETS
Liabilities:
 Accounts payable to FBL Investment Advisory Services, Inc. ...      $    12,796
 Accrued expenses .............................................            5,479
                                                                     -----------
Total Liabilities .............................................           18,275
Net assets applicable to 23,999,144 shares
 of capital stock outstanding .................................       23,999,144
                                                                     -----------
Total Liabilities and Net Assets ..............................      $24,017,419
                                                                     ===========

NET ASSET VALUE PER SHARE .....................................      $      1.00
                                                                     ===========

See accompanying notes.



FBL MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997
(UNAUDITED)

INVESTMENT INCOME
Interest ........................................................     $ 658,863

EXPENSES
Paid to FBL Investment Advisory Services, Inc.:
 Investment advisory and management fees ........................        51,006
 Shareholder service, transfer and dividend disbursing agent fees        65,689
 Accounting fees ................................................         6,176
Custodian fees ..................................................        24,382
Legal fees ......................................................         8,797
Directors' fees and expenses ....................................         4,457
Reports to shareholders .........................................        22,047
Registration fees ...............................................        14,395
Miscellaneous ...................................................        (1,887)
                                                                      ---------
Total Expenses ..................................................       195,062
Expense reimbursement ...........................................        (9,793)
                                                                      ---------
Net Expenses ....................................................       185,269
                                                                      ---------
Net Increase in Net Assets Resulting from Operations ............     $ 473,594
                                                                      =========



See accompanying notes.




FBL MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                                         SIX MONTHS
                                                            ENDED
                                                        JANUARY 31, 1997     YEAR ENDED
                                                          (UNAUDITED)      JULY 31, 1996
                                                          -----------      -------------
OPERATIONS
Net investment income ..............................     $    473,594      $    926,317

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income ..............................         (473,594)         (926,317)
                                                         ------------      ------------

                                                                  -0-               -0-

CAPITAL SHARE TRANSACTIONS .........................         (574,802)        4,597,142
                                                         ------------      ------------
Total Increase (Decrease) in Net Assets ............         (574,802)        4,597,142

NET ASSETS
Beginning of period ................................       24,573,946        19,976,804
                                                         ------------      ------------
End of period ......................................     $ 23,999,144      $ 24,573,946
                                                         ============      ============


See accompanying notes.




FBL MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 1997
(UNAUDITED)
                                                         ANNUALIZED
                                                          YIELD ON
                                                          PURCHASE      PRINCIPAL
                                                            DATE         AMOUNT         VALUE
                                                            ----         ------         -----
COMMERCIAL PAPER (17.40%)
-------------------------
 NONDEPOSITORY INSTITUTIONS
  American General Finance Corp., 5.37%, due 2/27/97       5.371%      $  900,000    $   900,000
  Ford Motor Credit Corp., 5.34%, due 3/13/97              5.341          700,000        700,000
  General Electric Capital Corp., 5.37%, due 3/03/97       5.375          875,000        875,000
  IBM Credit Corp., 5.33%, due 3/18/97                     5.334          700,000        700,000
  Norwest Financial, Inc., 5.37%, due 4/09/97              5.371        1,000,000      1,000,000
                                                                                       ---------
Total Commercial Paper                                                                 4,175,000

UNITED STATES GOVERNMENT AGENCIES (82.30%)
------------------------------------------
 Federal Home Loan Bank, due 3/20/97                       5.341        1,250,000      1,241,461
 Federal Home Loan Mortgage Corp., due 2/07/97             5.425          600,000        599,465
 Federal Home Loan Mortgage Corp., due 2/20/97             5.435          950,000        947,320
 Federal Home Loan Mortgage Corp., due 2/24/97             5.468        1,400,000      1,395,193
 Federal Home Loan Mortgage Corp., due 3/25/97             5.358        1,450,000      1,439,016
 Federal Home Loan Mortgage Corp., due 4/04/97             5.352        1,200,000      1,189,189
 Federal National Mortgage Assoc., due 2/03/97             5.412        1,800,000      1,799,466
 Federal National Mortgage Assoc., due 2/13/97             5.420        1,800,000      1,796,798
 Federal National Mortgage Assoc., due 2/18/97             5.424        2,000,000      1,994,960
 Federal National Mortgage Assoc., due 2/21/97             5.436        2,300,000      2,293,170
 Federal National Mortgage Assoc., due 3/04/97             5.451        1,450,000      1,443,318
 Federal National Mortgage Assoc., due 3/10/97             5.481          700,000        696,132
 Federal National Mortgage Assoc., due 4/07/97             5.364        1,850,000      1,832,494
 Federal National Mortgage Assoc., due 5/09/97             5.379        1,100,000      1,084,497
                                                                                       ---------
Total United States Government Agencies                                               19,752,479
                                                                                       ---------
Total Investments (99.70%)                                                            23,927,479

OTHER ASSETS LESS LIABILITIES (0.30%)
-------------------------------------
 Cash and receivables, less liabilities                                                   71,665
                                                                                       ---------
Total Net Assets (100.00%)                                                           $23,999,144
                                                                                     ===========



See accompanying notes.

FBL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

FBL Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the Fund with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the Fund might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Directors) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before the Fund may enter into the repurchase agreement.

The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income on interest bearing investments is recognized on an accrual basis.

All of the Fund's net investment income and any realized gains and losses (none through January 31, 1997) on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

2.  FEDERAL INCOME TAXES

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to FBL Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's daily net assets, at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $12.00; and (3) accounting fees, which are based on the Fund's daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

FBL Investment has agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

Certain officers and directors of the Fund are also officers of Farm Bureau Life Insurance Company, the indirect parent of FBL Investment, and other affiliated entities. At January 31, 1997, the following affiliated companies owned shares in the Fund:

          AFFILIATE                                  SHARES
          ---------                                  ------
          FBL Investment Advisory Services, Inc. ..  790,814
          FBL Financial Group, Inc ................  474,248
          FBL Real Estate Ventures, Inc ...........  362,709
          Western Farm Bureau Loan Company ........  200,949
          Western Farm Insurance Agency ...........  194,920
          Others                                     290,353

4.  CAPITAL SHARE TRANSACTIONS

Net assets as of January 31, 1997 consisted of:

Capital Stock (500,000,000 shares of $.001 par value
     Capital Stock authorized) ...........................      $    23,999
Additional paid-in capital ...............................       23,975,145
                                                                -----------
Net Assets ...............................................      $23,999,144
                                                                ===========

Transactions in Capital Stock were as follows:

                                           SIX MONTHS ENDED                     YEAR ENDED
                                           JANUARY 31, 1997                    JULY 31, 1996
                                     ------------------------------      ------------------------------
                                        SHARES           AMOUNT             SHARES           AMOUNT
                                     ------------      ------------      ------------      ------------
Shares sold ....................       40,421,378      $ 40,421,378        77,494,901      $ 77,494,901
Shares issued in reinvestment of
dividends and distributions ....          470,121           470,121           916,068           916,068
                                     ------------      ------------      ------------      ------------
                                       40,891,499        40,891,499        78,410,969        78,410,969
Shares redeemed ................      (41,466,301)      (41,466,301)      (73,813,827)      (73,813,827)
                                     ------------      ------------      ------------      ------------
Net Increase (Decrease) ........         (574,802)     $   (574,802)        4,597,142      $  4,597,142
                                     ============      ============      ============      ============



5.  DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 1997 were paid as follows:

             PAYABLE DATE
             ------------
             August 30, 1996 ......................  $.0032
             September 30, 1996 ...................   .0033
             October 31, 1996 .....................   .0033
             November 27, 1996 ....................   .0028
             December 31, 1996 ....................   .0036
             January 31, 1997 .....................   .0033
                                                     ------
             Total Dividends Per Share ............  $.0195
                                                     ======

FBL MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS


                                       SIX MONTHS
                                          ENDED
                                       JANUARY 31,                       YEAR ENDED JULY 31,
                                          1997          -------------------------------------------------------------------
                                       (UNAUDITED)          1996        1995           1994          1993          1992
                                       -----------      -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period . $     1.000      $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
Income From Investment Operations
 Net investment income ...............       0.020            0.040         0.041         0.020         0.019         0.036
                                       -----------      -----------   -----------   -----------   -----------   -----------
Total from investment operations .....       0.020            0.040         0.041         0.020         0.019         0.036
                                       -----------      -----------   -----------   -----------   -----------   -----------
Less Distributions
 Dividends (from net investment
 income) .............................      (0.020)          (0.040)       (0.041)       (0.020)       (0.019)       (0.036)
                                       -----------      -----------   -----------   -----------   -----------   -----------
Total distributions ..................      (0.020)          (0.040)       (0.041)       (0.020)       (0.019)       (0.036)
                                       -----------      -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ....... $     1.000      $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                                       ===========      ===========   ===========   ===========   ===========   ===========
Total Return:
  Total investment return based on net
    asset value (1) ..................        3.98%(2)         4.05%         4.17%         1.95%         1.91%         3.69%
Ratios/Supplemental Data:
  Net assets, end of period ($000's
    omitted) .........................      23,999           24,574        19,977        18,927        22,072        33,511
  Ratio of net expenses to average
    net assets .......................        1.50%(2)         1.50%         1.51%         1.50%         1.50%         1.25%
  Ratio of net income to average
    net assets .......................        3.85%(2)         3.92%         4.06%         1.92%         1.89%         3.75%
Information assuming no voluntary
reimbursement by FBL Investment of
excess operating expenses
(see Note 3):
  Per share net investment income .... $     0.019      $     0.038   $     0.036   $     0.019   $     0.019
  Ratio of expenses to average
    net assets .......................        1.59%(2)         1.72%         2.01%         1.57%         1.54%
  Amount reimbursed .................. $     9,793      $    51,886   $    96,398   $     6,978   $     5,116



Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.


(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)      Computed on an annualized basis.


See accompanying notes.